Cover	May 19, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2022
Entity File Number	001-38302
Entity Registrant Name	NRX PHARMACEUTICALS, INC.
Entity Central Index Key	0001719406
Entity Tax Identification Number	82-2844431
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1201 Orange Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	484
Local Phone Number	254-6134
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NRXP
Security Exchange Name	NASDAQ
Warrants to purchase one share of Common Stock
Title of 12(b) Security	Warrants to purchase one share of Common Stock
Trading Symbol	NRXPW
Security Exchange Name	NASDAQ